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                                                               April 1, 2001

 FUND PROFILE
T. ROWE PRICE
U.S. Treasury Funds

 Money market and bond funds seeking the income potential and credit safety of securities issued by the U.S. government and its agencies.
This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com. TROWEPRICELOGO
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FUND PROFILE
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 What is each fund's objective?

   U.S. Treasury Money Fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

   U.S. Treasury Intermediate Fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

   U.S. Treasury Long-Term Fund seeks the highest level of income consistent with maximum credit protection.


 What is each fund's principal investment strategy?

   U.S. Treasury Money Fund is managed to provide a stable share price of $1.00. The fund invests at least 80% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

   U.S. Treasury Intermediate Fund invests at least 85% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to range between three and seven years. No security will have a remaining effective maturity of more than 10 years from the time of purchase.

   U.S. Treasury Long-Term Fund invests at least 85% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

   All funds: In addition to Treasury securities, the funds' other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); and, for the bond funds, (2) futures and repurchase agreements collateralized by such investments; or (3) shares of a
   T. Rowe Price internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.


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FUND PROFILE
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
 Table 1  Differences Among Funds
                                  Credit-Quality              Expected Share        Expected Average
  Fund                            Categories       Income     Price Fluctuation     Maturity
  Money                           Highest          Lower      Stable                90 days or less
                                 ---------------------------------------------------------------------
  Intermediate                    Highest          Moderate   More than Money,      3 to 7 years
                                                              less than Long-Term
                                 ---------------------------------------------------------------------
  Long-Term                       Highest          Higher     High                  15 to 20 years
 ----------------------------------------------------------------------------------------------------------


   Each fund may sell holdings for a variety of reasons, such as to adjust a portfolio's average maturity, or to shift assets into higher-yielding securities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   U.S. Treasury Money Fund should have little or no credit risk because it invests only in securities backed by the federal government, the most creditworthy issuer of fixed-income instruments, and other investments involving these securities. (Credit risk is the chance that a fund's holdings will have their credit ratings downgraded or that their issuers will default, that is, fail to make scheduled interest and principal payments.)

   There is little risk of principal loss because the fund is managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the fund will avoid principal losses if interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   U.S. Treasury Intermediate and Long-Term Funds should also have minimal credit risk because they invest only in securities backed by the federal government and other investments involving such securities. The primary source of risk is the possibility of rising interest rates, which generally cause bond prices and the funds' share prices to fall. The Long-Term Fund is subject to the greatest price swings because the longer the maturity, the greater the price decline when rates rise and the greater the price increase when rates fall.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.
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FUND PROFILE
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  . Bond fund share prices will fluctuate as interest rates change, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Money Fund may be appropriate for you if the stability and accessibility of your investment are more important to you than the opportunity for higher income or total return. The Intermediate and Long-Term Funds may be appropriate if you seek an attractive level of income and are willing to accept the risk of a loss of principal when interest rates rise. The Long-Term Fund has the highest income and potential return over time, but also the greatest risk of price declines.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . The funds should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.

LOGO                         LOGO



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FUND PROFILE
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LOGO


                              Calendar Year Total Returns
      Fund         "91"   "92"   "93"   "94"   "95"   "96"   "97"   "98"   "99"    "00"
 ---------------------------------------------------------------------------------------
  U.S. Treasury
  Money            5.39  3.24    2.51   3.53   5.25   4.76   4.86   4.80   4.29  5.55
  U.S. Treasury
  Intermediate    14.80  6.27    7.99  -2.25  15.89   2.37   8.17  10.18  -3.22  12.17
  U.S. Treasury   16.28  5.82   12.92  -5.75  28.60  -2.37  14.73  12.82  -8.75  19.11
  Long-Term
 ---------------------------------------------------------------------------------------



 U.S. Treasury Money      Quarter ended Total return

 Best quarter   3/31/91   1.46%

 Worst quarter  3/31/93   0.60%





 U.S. Treasury Intermediate Quarter ended Total return

 Best quarter   9/30/98   6.82%

 Worst quarter  3/31/92   -2.14%





 U.S. Treasury Long-Term  Quarter ended Total return

 Best quarter   6/30/95   10.15%

 Worst quarter  3/31/96   -7.28%



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FUND PROFILE
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
 Table 2  Average Annual Total Returns
                                  Periods ended 03/31/2001
                                1 year     5 years   10 years   Inception date
 ------------------------------
  U.S. Treasury Money Fund             %      %             %      6/28/82
  Lipper U.S. Treasury Money
  Market Funds Average              5.47       4.82      4.41

  U.S. Treasury Intermediate
  Fund                             13.03       6.81      7.18      9/29/89
  Salomon Smith Barney 1-7
  Year Treasury Index              11.08       6.95      7.16
  Lipper Intermediate U.S.
  Treasury Funds Average           12.52       6.93      7.09

  U.S. Treasury Long-Term
  Fund                             12.06       8.38      8.68      9/29/89
  Salomon Smith Barney
  Treasury Index                   11.93       7.50      7.96
  Lipper General U.S.              11.41       7.51      8.34
  Treasury Funds Average
 ------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.


 Table 3  Fees and Expenses of the Funds
                                                  Annual fund operating expenses
                                          (expenses that are deducted from fund assets)
                                                                        Total annual fund
  Fund                                  Management fee  Other expenses  operating expenses
 ---------------------------------------                -----------------------------------------

  Money                                     0.32%           0.16%             0.48%
                                        ----------------------------------------------------
  Intermediate                              0.37            0.27              0.64
                                        ----------------------------------------------------
  Long-Term                                 0.37            0.27              0.64
 ------------------------------------------------------------------------------------------------



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund          1 year   3 years   5 years   10 years
    -----------------------------------------------------------

     Money           $49      $154      $269      $604
                   ---------------------------------------
     Intermediate     65       205       357       798
                   ---------------------------------------
     Long-Term        65       205       357       798
    -----------------------------------------------------------


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FUND PROFILE
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 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edward A. Wiese manages the Money Fund day to day and has been chairman of its Investment Advisory Committee since 1990. He joined T. Rowe Price in 1984 and has been managing investments since 1985.

   Cheryl A. Mickel manages the Intermediate Fund day to day and has been chairman of its Investment Advisory Committee since 1998. She joined T. Rowe Price in 1989 and has been managing investments since 1997.

   Jerome A. Clark manages the Long-Term Fund day to day and has been chairman of its Investment Advisory Committee since 1998. He joined T. Rowe Price in 1992 and has been managing investments since 1993.

 To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
LOGO
                                                                     RPS C07-035
 T. Rowe Price Investment Services, Inc., Distributor
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FUND PROFILE
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 When will I receive income and capital gain distributions?

   Each fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.